Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (87,360,817)	$ (308,858,234)	$ (281,187,675)	$ (800,047,339)	$ (972,254,582)	$ (739,532,806)